PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of property and equipment, including right-of-use assets
The following table summarizes the movement in the net book value of property and equipment for the year ended December 31:
During 2025, the Group acquired property and equipment in the amount of US$27 (2024: US$17), which were not paid for as of year-end. Related payables are included in Trade & other payables.

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2025	311	25	19	31	238	624

Additions	5	—	1	257	29	292
Modifications and reassessments	—	—	—	—	92	92
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(78)	(3)	(6)	—	(53)	(140)
Impairment	(7)	—	—	(1)	(1)	(9)
Impairment reversal	—	—	—	1	—	1
Transfer and reclassification	226	7	9	(242)	—	—
Translation adjustment	(4)	—	—	(1)	(2)	(7)

As of December 31, 2025	452	29	23	45	300	849

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2024	288	28	20	26	235	597

Additions	1	—	—	161	22	184
Modifications and reassessments	—	—	—	—	53	53
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(65)	(3)	(5)	—	(45)	(118)
Divestment and reclassification as held for sale	(1)	—	—	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	—	—	—	1	—	1
Transfer & reclassification	119	3	7	(153)	—	(24)
Translation adjustment	(27)	(3)	(3)	(3)	(24)	(60)

As of December 31, 2024	311	25	19	31	238	624

Schedule of quantitative information about right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2025	229	5	4	238
Additions	25	1	3	29
Modifications and reassessments	88	4	—	92
Disposals	(3)	—	—	(3)
Depreciation charge for the year	(49)	(2)	(2)	(53)
Impairments	(1)	—	—	(1)
Translation adjustment	(2)	—	—	(2)
As of December 31, 2025	287	8	5	300

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2024	225	7	3	235
Additions	18	1	3	22
Modifications and reassessments	53	—	—	53
Disposals	(3)	—	—	(3)
Depreciation charge for the year	(41)	(2)	(2)	(45)
Translation adjustment	(23)	(1)	—	(24)
As of December 31, 2024	229	5	4	238

Schedule of commitments	Capital commitments for the future purchase of equipment are as follows as of December 31:

	2025	2024
Less than 1 year	26	40
Total commitments	26	40

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of Group assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	5	-	20 years
Buildings and constructions	5	-	30 years
Office and other equipment	2	-	8 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible assets	Useful life
Telecommunication licenses, frequencies and permissions	3	-	20 years
Software	3	-	10 years
Brands and trademarks	3	-	15 years
Customer relationships	10	-	21 years
Other intangible assets	4	-	10 years